UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           03/31/05

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
04/26/05

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total (x$1000):  $373,322

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE

                                                   VALUE       SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- -----------   --------    ---  ----  ------- --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
Anglogold LTD                   COM     035128206      3955    114800     SH           Sole             114800
Bankers Petroleum Ltd           COM     066286105       427    300000     SH           Sole             300000
CE Franklin LTD                 COM     125151100     13799   2190300     SH           Sole            2190300
Canargo Energy Corp             COM     137225108       632    482500     SH           Sole             482500
Carrizo Oil & Gas Inc.          COM     144577103       433     25500     SH           Sole              25500
Ceradyne Inc.                   COM     156710105      3553    158820     SH           Sole             158820
Channell Commercial Corp        COM     159186105      1197    158927     SH           Sole             158927
Chesapeake Energy               COM     165167107      2412    109950     SH           Sole             109950
Cyber Source Corp Del           COM     23251J106      5979   1160919     SH           Sole            1160919
Diamond Offshore Drilling       COM     25271C102      3304     66210     SH           Sole              66210
Diedrich Coffee                 COM     253675201      4743    955233     SH           Sole             955233
Diedrick Coffee-Warrant exp     COM     253675110        34    208331     SH           Sole             208331
Dril Quip Inc                   COM     262037104      5098    165850     SH           Sole             165850
Electroglas Inc.                COM     285324109      7719   1954126     SH           Sole            1954126
Ensco International, Inc.       COM     26874Q100      3374     89590     SH           Sole              89590
Global Industries               COM     379336100       923     98200     SH           Sole              98200
GlobalSantafe Corp              COM     G3930E101      3418     92290     SH           Sole              92290
Grant Prideco Inc.              COM     38821G101     12055    498980     SH           Sole             498980
Grey Wolf Inc.                  COM     397888108     18816   2859520     SH           Sole            2859520
Infocus                         COM     45665B106      3330    580200     SH           Sole             580200
Interlink Electronics           COM     458751104      9828   1516616     SH           Sole            1516616
KFX Inc.                        COM     48245L107     39537   2950500     SH           Sole            2950500
KFX Inc.- Warrants              COM     48245L115     77625   7288750     SH           Sole            7288750
Labor Ready Inc.                COM     505401208      2957    158560     SH           Sole             158560
Lifecore Biomedical Inc.        COM     532187101      4488    252000     SH           Sole             252000
M-System Flash Disk Pioneer     COM     M7061C100      3689    167379     SH           Sole             167379
Maxtor Corp                     COM     577729205      4592    863100     SH           Sole             863100
National Oilwell Varco, Inc.    COM     637071101     16306    349159     SH           Sole             349159
NetFlix                         COM     64110L106      1085    100000     SH           Sole             100000
Newmont Mining                  COM     651639106      5184    122700     SH           Sole             122700
Noble Corp                      COM     G65422100      3243     57690     SH           Sole              57690
Pan American Silver Corp        COM     697900108      1982    125000     SH           Sole             125000
Patterson Energy                COM     703481101      9618    384400     SH           Sole             384400
PetroFalcon Corp.               COM     716474101      1542    374500     SH           Sole             374500
PetroHawk                       COM     716495106      2221    211950     SH           Sole             211950
Placer Dome                     COM     725906101      6692    412600     SH           Sole             412600
Plains Exploration & Productio  COM     726505100      9135    261750     SH           Sole             261750
Pride International Inc.        COM     74153Q102      8775    353250     SH           Sole             353250
Rowan Companies                 COM     779382100      6252    208900     SH           Sole             208900
Seagate Technology              COM     G7945J104      7513    384300     SH           Sole             384300
Superior Energy Services        COM     868157108      5965    346800     SH           Sole             346800
Todco-CL A                      COM     88889T107      8724    337600     SH           Sole             337600
Toreador Resources Corp         COM     891050106      2719    149800     SH           Sole             149800
Transocean Inc.                 COM     G90078109     10323    200600     SH           Sole             200600
Treasure Island Royalty Trust   COM     894626209      1758   1850442     SH           Sole            1850442
Tyner Resources Limited         COM     902390103       479    504000     SH           Sole             504000
Ultra Petroleum Corp            COM     903914109      6410    126190     SH           Sole             126190
Weatherford Int'l Inc.          COM     G95089101      8952    154500     SH           Sole             154500
WebSide Story                   COM     947685103      7856    641387     SH           Sole             641387
Western Silver Corp             COM     959531104      2187    239500     SH           Sole             239500
ZI Corporation                  COM     988918108       484    120000     SH           Sole             120000
--------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                     51 DATA RECORDS   373322                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
